Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		$ (1,283)	$ (1,317)
Derivative liabilities total		526	530
Derivative assets netting		(807)	(870)
Derivative assets total		1,072	977
Available-for-sale securities	[1]	61,997	56,069
Mortgage loans held for sale		3,110	4,774
Mortgage servicing rights		2,512	2,338	$ 2,680	$ 1,700
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total		1,102	872
Derivative assets total		1,440	1,198
Available-for-sale securities		61,997	56,069
Mortgage loans held for sale		3,110	4,774
Mortgage servicing rights		2,512	2,338
Other assets		791	872
Total		69,850	65,251
Short-term borrowings		767	709
Total		1,869	1,581
Fair Value, Measurements, Recurring [Member] | Netting and Collateral One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		(1,283)	(1,317)
Derivative assets netting		(807)	(870)
Total		(807)	(870)
Total		(1,283)	(1,317)
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		4,596	2,632
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		5,316	5,868
Fair Value, Measurements, Recurring [Member] | Obligations of Foreign Governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			6
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		610	614
Fair Value, Measurements, Recurring [Member] | Perpetual Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		161	217
Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		68	274
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		318	405
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		240	280
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		50,076	45,017
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		52	115
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		19	22
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		541	619
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		2
Available-for-sale securities		3,898	1,758
Other assets		202	231
Total		4,100	1,989
Short-term borrowings		122	101
Total		124	101
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		3,708	1,351
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		102	101
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		48	55
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		40	251
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		2,266	2,103
Derivative assets before netting		1,632	1,408
Available-for-sale securities		57,530	53,555
Mortgage loans held for sale		3,110	4,774
Other assets		589	641
Total		62,861	60,378
Short-term borrowings		645	608
Total		2,911	2,711
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		888	1,281
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		5,316	5,868
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of Foreign Governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			6
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		499	504
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		113	162
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		28	23
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		50,076	45,017
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		52	115
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		19	22
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		539	557
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		117	86
Derivative assets before netting		615	660
Available-for-sale securities		569	756
Mortgage servicing rights		2,512	2,338
Total		3,696	3,754
Total		117	86
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9	9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		318	405
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		240	280
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		$ 2	$ 62

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.